Fair Value Measurements (Details) - Schedule of fair value on a recurring basis	3 Months Ended
Dec. 31, 2020 USD ($)
Assets:
Money Market Funds held in Trust Account	$ 300,000,000
Liabilities:
Warrant Liability	3,608,275
Public Warrants [Member]
Liabilities:
Warrant Liability	19,522,653
Private Warrants [Member]
Liabilities:
Warrant Liability	12,212,768
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Money Market Funds held in Trust Account	300,000,000
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability
Quoted Prices In Active Markets (Level 1) [Member] | Private Warrants [Member]
Liabilities:
Warrant Liability
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Money Market Funds held in Trust Account
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability
Significant Other Observable Inputs (Level 2) [Member] | Private Warrants [Member]
Liabilities:
Warrant Liability
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Money Market Funds held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	19,522,653
Significant Other Unobservable Inputs (Level 3) [Member] | Private Warrants [Member]
Liabilities:
Warrant Liability	$ 12,212,768